Related party transaction: (Details 1) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of related parties [Line Items]
Lease rentals paid	₨ 377,195	$ 4,524	₨ 265,236	₨ 316,594
Parent [Member]
Disclosure of related parties [Line Items]
Consultancy services received	0		0	0
Sitting fees paid	0		0	0
Salaries and other short term benefits	0		0	0
Contributions to defined contribution plans	0		0	0
Share based payment transactions	0		0	0
Lease rentals paid	1,369		1,369	1,369
Amount of outstanding balances
Advance lease rentals and refundable deposits made	0		0	0
Lease rentals payable	114		114	200
Associates [Member]
Disclosure of related parties [Line Items]
Consultancy services received				0
Sitting fees paid				0
Salaries and other short term benefits				0
Contributions to defined contribution plans				0
Share based payment transactions				0
Lease rentals paid				0
Amount of outstanding balances
Advance lease rentals and refundable deposits made				0
Lease rentals payable				0
Other related parties [Member]
Disclosure of related parties [Line Items]
Consultancy services received	0		0	0
Sitting fees paid	0		0	0
Salaries and other short term benefits	0		0	0
Contributions to defined contribution plans	0		0	0
Share based payment transactions	0		0	0
Lease rentals paid	8,594		8,054	7,220
Preference shares issued				500,000
CSR Contribution made	32,850		24,390	13,220
6% Non-Cumulative Compulsorily convertible preference shares	500,000		500,000
Amount of outstanding balances
Advance lease rentals and refundable deposits made	5,600		5,600	5,600
Lease rentals payable	685		685	600
Key management personnel of entity or parent [Member]
Disclosure of related parties [Line Items]
Consultancy services received	300		300	300
Sitting fees paid	2,740		2,200	2,000
Salaries and other short term benefits	79,470		55,930	56,006
Contributions to defined contribution plans	3,392		2,151	1,850
Share based payment transactions	2,541		1,901	4,507
Lease rentals paid	0		0	0
CSR Contribution made			0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	0		0	0
Lease rentals payable	₨ 0		₨ 0	₨ 0